Guarantees and commitments (Details 2)	12 Months Ended			12 Months Ended
	Jun. 30, 2014 CHF	Dec. 31, 2013 CHF	Dec. 31, 2013 USD ($)	Jun. 30, 2014 Bank CHF	Dec. 31, 2013 Bank CHF	Dec. 31, 2013 Bank USD ($)
Guarantees
Amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland	6,000,000,000			6,000,000,000
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland	600,000,000			500,000,000
2011 Partner Asset Facility transactions
Number of layers of the hedge			3			3
Approximate total notional amount of hedge of counterparty credit risk and credit spread			12,000,000,000			12,000,000,000
Notional amount of hedge of counterparty credit risk and credit spread - first layer			500,000,000			500,000,000
Notional amount of hedge of counterparty credit risk and credit spread - second layer			800,000,000			800,000,000
Notional amount of hedge of counterparty credit risk and credit spread - third layer			11,000,000,000			11,000,000,000
Carrying value of PAF2 awards		652,000,000			649,000,000
Amount of PAF2 award compensation expense		83,000,000			83,000,000